Research and Development Expenses (Tables)	9 Months Ended
Sep. 30, 2021
Research and Development Expenses
Schedule of research and development expenses

	Nine Months Ended September 30,
	2020	2021
Employee compensation	991,252	1,659,053
Design and development expenses	452,833	873,510
Depreciation and amortization expenses	149,050	146,466
Rental and related expenses	39,443	39,721
Travel and entertainment expenses	10,315	25,470
Others	15,434	19,116
Total	1,658,327	2,763,336